Related Party Transactions - Additional Information (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
General and administrative	$ 10,783	$ 5,492	$ 3,420
Strategic Management Fee [Member]
Related Party Transaction [Line Items]
General and administrative	$ 5,800	$ 2,900	$ 1,700